File Nos.    333-82876
                                                                      811-21035

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

      Pre-Effective Amendment No.                                  [_]


      Post-Effective Amendment No. 1                               [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


      Amendment No. 1                                              [X]


                        (Check appropriate box or boxes.)

                              CITIZENSSELECT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
                  (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code:  (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                         (Name and Address of Agent for
                                    Service)



It is proposed that this filing will become effective (check appropriate box)



           X  on August 20, 2003 pursuant to paragraph (b)
       -----

              60 days after filing pursuant to paragraph (a)(1)
       -----

              on (DATE) pursuant to paragraph (a)(1)
       -----

              75 days after filing pursuant to paragraph (a)(2)
       -----

              on (DATE) pursuant to paragraph (a)(2) of Rule 485
       -----

              immediately upon filing pursuant to paragraph (b)
       -----
If appropriate, check the following box:

       ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



PROSPECTUS - AUGUST 20, 2003


CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME
MONEY MARKET FUND


CITIZENSSELECT TREASURY
MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS A SHARES

[CITIZENS FINANCIAL GROUP, INC. logo]


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. AND THEIR RESPECTIVE CLIENTS. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured * Not Bank Guaranteed * May Lose Value




(PAGE)


                                                           CITIZENSSELECT FUNDS

                                         CITIZENSSELECT PRIME MONEY MARKET FUND

                                      CITIZENSSELECT TREASURY MONEY MARKET FUND

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2


CitizensSelect Treasury Money Market Fund                              5

Management                                                             8

Financial Highlights                                                   9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                      10

Distributions and Taxes                                               12

Services for Fund Investors                                           13

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. (COLLECTIVELY, "CITIZENS") AND THEIR RESPECTIVE CLIENTS. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.

[Page]

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less


                                                                    The Funds
[Page 1]


CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.


Concepts to understand

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.




MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*    interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 2]



PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


                                         CitizensSelect Prime Money Market Fund
[Page 3]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class A shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
----------------------------------------------------------------------------------------------------------------------


$20                                $64                                   $113                                  $255



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.18%. This undertaking was voluntary.

OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.



[Page 4]


CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

                                      CitizensSelect Treasury Money Market Fund
[Page 5]


PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


[Page 6]

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class A shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------


$20                                $64                                   $113                                  $255



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee pursuant to an undertaking, reducing total expenses to 0.19%. This undertaking was voluntary.

OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.


                                                                      The Funds

[Page 7]


MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $173 billion in 200 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund paid the investment adviser a management fee at the annual rate of 0.08% of the fund's average daily net assets, and CitizensSelect Treasury Money Market Fund paid the investment adviser a management fee at the annual rate of 0.09% of the fund's average daily net assets.


The funds,  the investment  adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The investment adviser's code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

[Page 8]

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Class A shares for the fiscal period indicated. "Total return" shows how much your investment in each fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                      YEAR ENDED
CITIZENSSELECT PRIME                                                   APRIL 30,

MONEY MARKET FUND                                                         2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                       1.00

Investment operations:  Investment income -- net                           .014

Distributions: Dividends from investment income -- net                    (.014)

Net asset value, end of period                                              1.00

Total Return (%)                                                            1.42
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                      .18

Ratio of net investment income to average net assets                        1.39

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                      .02
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                     65,309

                                                                      YEAR ENDED
CITIZENSSELECT TREASURY                                                APRIL 30,

MONEY MARKET FUND                                                          2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                       1.00

Investment operations:  Investment income -- net                           .013

Distributions: Dividends from investment income -- net                    (.013)

Net asset value, end of period                                             1.00

Total Return (%)                                                           1.32
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                     .19

Ratio of net investment income to average net assets                       1.24

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                     .01
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                    73,357


                                                                      The Funds
[Page 9]

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES

Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.







BUYING SHARES

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

[Page 10]


Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+))  Each fund may waive the minimum initial purchase requirement.

SELLING SHARES

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

GENERAL POLICIES

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as the fund's transfer agent or other authorized agent takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

                                                            Account Information
[Page 11]

DISTRIBUTIONS AND TAXES


EACH FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. Each fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY EACH FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account) . For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions are taxable to you as qualified dividends and capital gains.


THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.


[Page 12]

SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

An investor may purchase, in exchange for Class A shares of one fund, Class A shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

AUTO-EXCHANGE PRIVILEGE

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class A shares of one fund, in Class A shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 13]


FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund CitizensSelect Treasury Money Market Fun

Series of CitizensSelect Funds SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:


ANNUAL/SEMIANNUAL REPORT

Describes each fund's performance and lists its portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO CONTACT CITIZENS FINANCIAL GROUP, INC.
--------------------------------------------------------------------------------

BY TELEPHONE:
Call your Citizens Representative or 1-800-242-2224.

BY MAIL:

CitizensSelect
875 Elm Street NE0212
Manchester, NH  03101

Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



[CITIZENS FINANCIAL GROUP, INC. logo]





462-466P0803
(703)

(c) 2003 Dreyfus Service Corporation





PROSPECTUS - AUGUST 20, 2003


CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME  MONEY MARKET FUND


CITIZENSSELECT TREASURY  MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS B SHARES


[CITIZENS FINANCIAL GROUP, INC. logo]


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. AND THEIR RESPECTIVE CLIENTS. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured * Not Bank Guaranteed * May Lose Value




(PAGE)
                                                           CITIZENSSELECT FUNDS

                                         CITIZENSSELECT PRIME MONEY MARKET FUND

                                      CITIZENSSELECT TREASURY MONEY MARKET FUND

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2


CitizensSelect Treasury Money Market Fund                              5

Management                                                             8

Financial Highlights                                                   9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                      10

Distributions and Taxes                                               12

Services for Fund Investors                                           13

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. (COLLECTIVELY, "CITIZENS") AND THEIR RESPECTIVE CLIENTS. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.

[Page]

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.


                                                                      The Funds
[Page 1]


CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.



Concepts to understand

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.







MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 2]



PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


                                         CitizensSelect Prime Money Market Fund
[Page 3]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------


$46                                $144                                  $252                                  $567



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class B shares pursuant to an undertaking, reducing total expenses to 0.42%. This undertaking was voluntary.


ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.



[Page 4]


CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not
guaranteed    and    will    fluctuate.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

                                      CitizensSelect Treasury Money Market Fund

[Page 5]



PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


[Page 6]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                           None

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------

$46                                $144                                  $252                                  $567


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class B shares pursuant to an undertaking, reducing total expenses to 0.42%. This undertaking was voluntary.


ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens and other institutions for providing account services directly to their clients who hold Class B shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.


                                                                      The Funds

[Page 7]


MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $173 billion in 200 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund paid the investment adviser a management fee at the annual rate of 0.08% of the fund's average daily net assets, and CitizensSelect Treasury Money Market Fund paid the investment adviser a management fee at the annual rate of 0.09% of the fund's average daily net assets.


The funds, the investment adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The
investment   adviser's  code  of  ethics  restricts  the  personal  securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

[Page 8]

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Class B shares for the fiscal period indiated. "Total return" shows how much your investment in each fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                   YEAR ENDED
CITIZENSSELECT PRIME                                                APRIL 30,
MONEY MARKET FUND                                                     2003
-------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                  1.00

Investment operations:  Investment income -- net                      .012

Distributions: Dividends from investment income -- net              (.012)

Net asset value, end of period                                        1.00

Total Return (%)                                                      1.18
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                .42

Ratio of net investment income to average net assets                  1.12

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                .03
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                              476,230



                                                                   YEAR ENDED
CITIZENSSELECT TREASURY                                            APRIL 30,
MONEY MARKET FUND                                                     2003
-------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                  1.00

Investment operations:  Investment income -- net                      .011

Distributions: Dividends from investment income -- net               (.011)

Net asset value, end of period                                        1.00

Total Return (%)                                                      1.08
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                .42

Ratio of net investment income to average net assets                   .99

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                .03
-------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                              198,787





                                                                The Funds
[Page 9]


                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES

Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase and sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.






BUYING SHARES

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

[Page 10]


Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+)) Each fund may waive the minimum initial purchase requirement.

SELLING SHARES

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as the fund' s transfer agent or other authorized agent takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

                                                            Account Information
[Page 11]



DISTRIBUTIONS AND TAXES


EACH FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. Each fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY EACH FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account) . For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions are taxable to you as qualified dividends and capital gains.



THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[Page 12]

SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

An investor may purchase, in exchange for Class B shares of one fund, Class B shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

AUTO-EXCHANGE PRIVILEGE

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class B shares of one fund, in Class B shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 13]




FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes each fund's performance and lists its portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO CONTACT CITIZENS FINANCIAL GROUP, INC.
--------------------------------------------------------------------------------

BY TELEPHONE:

Call your Citizens Representative or 1-800-242-2224.

BY MAIL:

CitizensSelect

875 Elm Street NE0212

Manchester, NH  03101

Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


[CITIZENS FINANCIAL GROUP, INC. logo]



463-467P0803
(702)

(c) 2003 Dreyfus Service Corporation




PROSPECTUS - AUGUST 20, 2003


CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME MONEY MARKET FUND


CITIZENSSELECT TREASURY MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS C SHARES


[CITIZENS FINANCIAL GROUP, INC. logo]


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. AND THEIR RESPECTIVE CLIENTS. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured * Not Bank Guaranteed * May Lose Value




(PAGE)


                                                           CITIZENSSELECT FUNDS

                                         CITIZENSSELECT PRIME MONEY MARKET FUND

                                      CITIZENSSELECT TREASURY MONEY MARKET FUND

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2


CitizensSelect Treasury Money Market Fund                              5

Management                                                             8

Financial Highlights                                                   9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                      10

Distributions and Taxes                                               12

Services for Fund Investors                                           13

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. (COLLECTIVELY, "CITIZENS") AND THEIR RESPECTIVE CLIENTS. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.

[Page]

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.


                                                                      The Funds
[Page 1]


CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.



Concepts to understand

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.




MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund' s yield

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 2]



PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


                                         CitizensSelect Prime Money Market Fund
[Page 3]


CITIZENSSELECT PRIME MONEY MARKET FUND (CONTINUED)

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class C shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                          0.25%

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.70%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------


$72                                $224                                  $390                                  $871



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class C shares pursuant to an undertaking, reducing total expenses to 0.62%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class C shares, and for advertising and marketing related to Class C shares. The distributor may pay all or part of this fee to Citizens or other institutions that have purchased Class C shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Class C shares, over time it will increase the cost of an investment in Class C shares and could cost investors more than paying other types of sales charges.

ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens or other institutions for providing account services directly to their clients who hold Class C shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.


[Page 4]



CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

                                      CitizensSelect Treasury Money Market Fund

[Page 5]


CITIZENSSELECT TREASURY MONEY MARKET FUND (CONTINUED)

PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


[Page 6]


EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class C shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                          0.25%

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.70%
--------------------------------------------------------------------------------


Expense example

1 Year                            3 Years                              5 Years                               10 Years
----------------------------------------------------------------------------------------------------------------------


$72                                $224                                  $390                                  $871



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class C shares pursuant to an undertaking, reducing total expenses to 0.61%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class C shares, and for advertising and marketing related to Class C shares. The distributor may pay all or part of this fee to Citizens or other institutions that have purchased Class C shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Class C shares, over time it will increase the cost of an investment in Class C shares and could cost investors more than paying other types of sales charges.

ADMINISTRATIVE SERVICE FEE: the fee paid to Citizens or other institutions for providing account services directly to their clients who hold Class C shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.


                                      CitizensSelect Treasury Money Market Fund

[Page 7]


MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $173 billion in 200 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund paid the investment adviser a management fee at the annual rate of 0.08% of the fund's average daily net assets, and CitizensSelect Treasury Money Market Fund paid the investment adviser a management fee at the annual rate of 0.09% of the fund's average daily net assets.


The funds, the investment adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The investment adviser' s code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

[Page 8]


FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Class C shares for the fiscal period indicated. "Total return" shows how much your investment in each fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                  YEAR ENDED
CITIZENSSELECT PRIME                                               APRIL 30,
MONEY MARKET FUND                                                     2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment operations:  Investment income -- net                       .010

Distributions: Dividends from investment income -- net                (.010)

Net asset value, end of period                                          1.00

Total Return (%)                                                         .98
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .62

Ratio of net investment income to average net assets                     .96

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                  .08
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                  60,388





                                                                     YEAR ENDED
CITIZENSSELECT TREASURY                                              APRIL 30,
MONEY MARKET FUND                                                       2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                    1.00

Investment operations:  Investment income -- net                        .009

Distributions: Dividends from investment income -- net                 (.009)

Net asset value, end of period                                          1.00

Total Return (%)                                                         .88
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .61

Ratio of net investment income to average net assets                     .89

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                  .09
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                 15,327





                                                                      The Funds
[Page 9]



                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES

Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.



BUYING SHARES

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.


[Page 10]


Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+))  Each fund may waive the minimum initial purchase requirement.

SELLING SHARES

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

GENERAL POLICIES

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as the fund' s transfer agent or other authorized agent takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

                                                            Account Information
[Page 11]


DISTRIBUTIONS AND TAXES


EACH FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. Each fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY EACH FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account) . For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions are taxable to you as qualified dividends and capital gains.


THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[Page 12]


SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

An investor may purchase, in exchange for Class C shares of one fund, Class C shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

AUTO-EXCHANGE PRIVILEGE

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class C shares of one fund, in Class C shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 13]


FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:


ANNUAL/SEMIANNUAL REPORT

Describes each fund's performance and lists its portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO CONTACT CITIZENS FINANCIAL GROUP, INC.
--------------------------------------------------------------------------------

BY TELEPHONE:

Call your Citizens Representative or 1-800-242-2224.

BY MAIL:

CitizensSelect
875 Elm Street NE0212
Manchester, NH  03101

Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

[CITIZENS FINANCIAL GROUP, INC. logo]



464-468P0803
(701)

(c) 2003 Dreyfus Service Corporation





PROSPECTUS - AUGUST 20, 2003


CITIZENSSELECT FUNDS


CITIZENSSELECT PRIME  MONEY MARKET FUND


CITIZENSSELECT TREASURY  MONEY MARKET FUND


Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities



CLASS D SHARES

[CITIZENS FINANCIAL GROUP, INC. logo]


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. AND THEIR RESPECTIVE CLIENTS. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured * Not Bank Guaranteed * May Lose Value




(PAGE)

                                                           CITIZENSSELECT FUNDS

                                         CITIZENSSELECT PRIME MONEY MARKET FUND

                                      CITIZENSSELECT TREASURY MONEY MARKET FUND

CONTENTS

The Funds
--------------------------------------------------------------------------------

Introduction                                                           1

CitizensSelect Prime Money Market Fund                                 2


CitizensSelect Treasury Money Market Fund                              5

Management                                                             8

Financial Highlights                                                   9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                      10

Distributions and Taxes                                               12

Services for Fund Investors                                           13

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


THIS PROSPECTUS IS TO BE USED ONLY BY AFFILIATES OF CITIZENS FINANCIAL GROUP, INC. (COLLECTIVELY, "CITIZENS") AND THEIR RESPECTIVE CLIENTS. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See "Account Policies" for more information.

[Page]

THE FUNDS

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by the investment adviser. CitizensSelect Prime Money Market Fund intends to purchase only securities with the highest credit rating, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in a fund.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.


                                                                      The Funds
[Page 1]


CITIZENSSELECT PRIME MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.


Concepts to understand

REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.






MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*    interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[Page 2]

PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


                                         CitizensSelect Prime Money Market Fund
[Page 3]



CITIZENSSELECT PRIME MONEY MARKET FUND (CONTINUED)

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class D shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                          0.65%

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   1.10%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------


$112                               $350                                  $606                                  $1,340



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class D shares pursuant to an undertaking, reducing total expenses to 0.87%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class D shares, and for advertising and marketing related to Class D shares. The distributor may pay all or part of this fee to Citizens or other institutions that have purchased Class D shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Class D shares, over time it will increase the cost of an investment in Class D shares and could cost investors more than paying other types of sales charges.

ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens or other institutions for providing account services directly to their clients who hold Class D shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.



[Page 4]


CITIZENSSELECT TREASURY MONEY MARKET FUND

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

                                      CitizensSelect Treasury Money Market Fund

[Page 5]



CITIZENSSELECT TREASURY MONEY MARKET FUND (CONTINUED)

PAST PERFORMANCE


Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.


[Page 6]



EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Class D shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.10%

Rule 12b-1 fee                                                          0.65%

Administrative services fee                                             0.25%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   1.10%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
-----------------------------------------------------------------------------------------------------------------------


$112                               $350                                  $606                                  $1,340



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.

For the fiscal year ended April 30, 2003, the investment adviser waived receipt of a portion of its management fee and assumed certain fund expenses related to Class D shares pursuant to an undertaking, reducing total expenses to 0.89%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class D shares, and for advertising and marketing related to Class D shares. The distributor may pay all or part of this fee to Citizens or other institutions that have purchased Class D shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Class D shares, over time it will increase the cost of an investment in Class D shares and could cost investors more than paying other types of sales charges.

ADMINISTRATIVE SERVICES FEE: the fee paid to Citizens or other institutions for providing account services directly to their clients who hold Class D shares.


OTHER EXPENSES: these expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.


                                      CitizensSelect Treasury Money Market Fund

[Page 7]


MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, the investment adviser manages one of the nation's leading mutual fund complexes, with approximately $173 billion in 200 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund paid the investment adviser a management fee at the annual rate of 0.08% of the fund's average daily net assets, and CitizensSelect Treasury Money Market Fund paid the investment adviser a management fee at the annual rate of 0.09% of the fund's average daily net assets.


The funds, the investment adviser and the distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The
investment   adviser's  code  of  ethics  restricts  the  personal  securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the investment adviser does not disadvantage any fund managed by the investment adviser.

[Page 8]

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Class D shares for the fiscal period indicated. "Total return" shows how much your investment in each fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                    YEAR ENDED
CITIZENSSELECT PRIME                                                 APRIL 30,
MONEY MARKET FUND                                                       2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                    1.00

Investment operations:  Investment income -- net                        .007

Distributions: Dividends from investment income -- net                 (.007)

Net asset value, end of period                                          1.00

Total Return (%)                                                         .72
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .87

Ratio of net investment income to average net assets                     .62

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                  .23
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                  1,284



                                                                   YEAR ENDED
CITIZENSSELECT TREASURY                                             APRIL 30,
MONEY MARKET FUND                                                      2003
--------------------------------------------------------------------------------

PER-SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment operations:  Investment income -- net                       .006

Distributions: Dividends from investment income -- net                (.006)

Net asset value, end of period                                          1.00

Total Return (%)                                                         .62
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  .89

Ratio of net investment income to average net assets                     .45

Decrease reflected in above expense ratios due to
undertakings by Dreyfus                                                  .21
--------------------------------------------------------------------------------


Net assets, end of period ($ x 1,000)                                     39

                                                                      The Funds
[Page 9]

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES

Each  fund  is  sold  exclusively  to  Citizens  and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.






BUYING SHARES

Fund shares are sold at net asset value per share (NAV), which is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Orders in proper form will be priced at the NAV next calculated after the orders and Federal Funds are received by the fund' s custodian or other authorized entity. Each fund's investments are valued based on amortized cost.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5: 00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5: 00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

[Page 10]


Minimum investments

                                    Initial                    Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                    $1 BILLION((+))            NONE

((+))  Each fund may waive the minimum initial purchase requirement.

SELLING SHARES

Investors may sell (redeem) shares at any time and the shares will be sold at the next determined NAV.

If a redemption request is received in proper form and transmitted to the fund's custodian by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's custodian after 5: 00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing
fund   shares  being  sold  must  be  returned  with  the  redemption  request.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

GENERAL POLICIES

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as the fund's transfer agent or other authorized agent takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the investment adviser to be large enough to affect fund operations.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the investment adviser determines to do so.

                                                            Account Information
[Page 11]



DISTRIBUTIONS AND TAXES


EACH FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. Each fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY EACH FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account) . For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions are taxable to you as qualified dividends and capital gains.


THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[Page 12]

SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

An investor may purchase, in exchange for Class D shares of one fund, Class D shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

AUTO-EXCHANGE PRIVILEGE

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class D shares of one fund, in Class D shares of the other fund, if the investor is a shareholder in such other fund. There is currently no fee for this privilege.

                                                            Account Information
[Page 13]


FOR MORE INFORMATION
--------------------------------------------------------------------------------

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes each fund's performance and lists its portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO CONTACT CITIZENS FINANCIAL GROUP, INC.
--------------------------------------------------------------------------------

BY TELEPHONE:

Call your Citizens Representative or 1-800-242-2224.

BY MAIL:

CitizensSelect

875 Elm Street NE0212

Manchester, NH  03101

Text-only versions of certain fund documents can be viewed

online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


[CITIZENS FINANCIAL GROUP, INC. logo]



465-469P0803
(700)

(c) 2003 Dreyfus Service Corporation




-----------------------------------------------------------------------

                          CITIZENSSELECT FUNDS

                CITIZENSSELECT PRIME MONEY MARKET FUND
               CITIZENSSELECT TREASURY MONEY MARKET FUND
                      CLASS A, B, C AND D SHARES

                  STATEMENT OF ADDITIONAL INFORMATION

                            AUGUST 20, 2003


-----------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the relevant class of shares of CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund, each a separate series (each, a "Fund" and collectively, the "Funds") of CitizensSelect Funds (the "Company"), dated August 20, 2003, as the Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


            In New York State -- Call 1-718-895-1650
            Outside New York State -- Call Toll Free 1-800-346-3621


      The Funds are sold exclusively to affiliates of Citizens Financial Group, Inc. (collectively, "Citizens") and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the Funds may not be purchased directly by individuals.



      The most recent Annual Report and/or Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.



(PAGE)



                           TABLE OF CONTENTS
                                                                          PAGE


Description of the Company and the Funds...................................B-3
Management of the Company.................................................B-10
Management Arrangements...................................................B-15
How To Buy Shares.........................................................B-17
Distribution Plan.........................................................B-19
Administrative Services Plan..............................................B-20
How To Redeem Shares......................................................B-21
Determination of Net Asset Value..........................................B-22
Shareholder Services......................................................B-23
Dividends, Distributions and Taxes........................................B-24
Portfolio Transactions....................................................B-24
Yield Information.........................................................B-25
Information About the Company and the Funds...............................B-26
Counsel and Independent Auditors..........................................B-27
Appendix...................................................................A-1





(PAGE)


               DESCRIPTION OF THE COMPANY AND THE FUNDS


      The Company is a Massachusetts business trust that commenced operations on May 1, 2002. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a money market mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.


CERTAIN PORTFOLIO SECURITIES

      The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

      U.S. GOVERNMENT SECURITIES. Each Fund may invest in securities issued and guaranteed by the U.S. Government, such as U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      U.S. GOVERNMENT AGENCY SECURITIES. (CitizensSelect Prime Money Market Fund only) The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest rates may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

      BANK OBLIGATIONS. (CitizensSelect Prime Money Market Fund only) The Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

      CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

      The Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. The Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings
Association Insurance Fund administered by the FDIC.   Interest
payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

      Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally are, among other things, required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

      Obligations of foreign branches and foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

      COMMERCIAL PAPER. (CitizensSelect Prime Money Market Fund only) The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

      FLOATING AND VARIABLE RATE OBLIGATIONS. (CitizensSelect Prime Money Market Fund only) The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit



(PAGE)


support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      ASSET-BACKED SECURITIES. (CitizensSelect Prime Money Market Fund only) The Fund may invest in asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institutions providing the credit support.

      REPURCHASE AGREEMENTS. (CitizensSelect Prime Money Market Fund only) The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      ILLIQUID SECURITIES. Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, a Fund is subject to the risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

      The following information supplements and should be read in conjunction with the Funds' Prospectus.

      BORROWING MONEY. Each Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow an amount up to 33-1/3% of the value of its total assets. Each Fund currently intends to borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      GENERAL. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

      BANK SECURITIES. (CitizensSelect Prime Money Market Fund only) To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

      FOREIGN SECURITIES. (CitizensSelect Prime Money Market Fund only) The Fund may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

      SIMULTANEOUS INVESTMENTS. Investment decisions for each Fund are made independently from those of the other Fund and other investment companies advised by the Manager. If,



(PAGE)


however, such other Fund or investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

INVESTMENT RESTRICTIONS


      Under normal circumstances, CitizensSelect Treasury Money Market Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (or other investments with similar economic characteristics). CitizensSelect Treasury Money Market Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets. Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Company has adopted investment restrictions numbered 1 through 9, with respect to each Fund, investment restriction number 10, with respect to CitizensSelect Prime Money Market Fund only, and investment restriction number 11, with respect to CitizensSelect Treasury Money Market Fund only, as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed, as to a Fund, by vote of a majority of the Company's Board members at any time. Neither Fund may:


      1.    Invest in commodities.

      2. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to up to 33-1/3% of the value of the Fund's total assets.

      3. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

      4.    Purchase or sell securities on margin.

      5. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

      6. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      7. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

      8. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation.

      9. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

                                 * * *

      The following investment restriction number 10 is a fundamental policy which applies only to CitizensSelect Prime Money Market Fund:

      10. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

                                 * * *

      The following investment restriction number 11 is a fundamental policy which applies only to CitizensSelect Treasury Money Market
Fund:

      11. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

                                 * * *

      12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or forward commitment basis.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction. With respect to Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.



                       MANAGEMENT OF THE COMPANY

      The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.

BOARD MEMBERS OF THE COMPANY(1)

Name  (Age)                       Principal Occupation
Position With Company (Since)     During Past 5 Years                  Other Board Memberships and Affiliations
-----------------------------     -------------------                  ----------------------------------------


Joseph S. DiMartino (59)          Corporate Director and Trustee       The Muscular Dystrophy Association, DIRECTOR
Chairman of the Board (2002)                                           Levcor International, Inc., an apparel fabric
                                                                         processor, DIRECTOR
                                                                       Century Business Services, Inc., a provider of
                                                                         outsourcing functions for small and medium size
                                                                         companies, DIRECTOR
                                                                       The Newark Group, a provider of a national market of
                                                                         paper recovery facilities, paperboard mills and
                                                                         paperboard converting plants, DIRECTOR


Clifford L. Alexander, Jr. (69)   President of Alexander &             Wyeth (formerly, American Home Products Corporation), a
Board Member (2002)                 Associates, Inc., a management       global leader in pharmaceuticals, consumer healthcare
                                    consulting firm                      products and animal health products, DIRECTOR
                                    (January 1981 - present)           Mutual of America Life Insurance Company,
                                  Chairman of the Board of Moody's       DIRECTOR
                                    Corporation (October 2000 -
                                    present)
                                  Chairman of the Board and Chief
                                    Executive Officer of The Dun and
                                    Bradstreet Corporation (October
                                    1999 -September 2000)

Lucy Wilson Benson (75)   Board   President of Benson and Associates,  The International Executive Services Corps., DIRECTOR
Member (2002)                       consultants to business and        Citizens Network for Foreign Affairs, VICE CHAIRPERSON
                                    government (1980 to present)       Council on Foreign Relations, MEMBER
                                                                       Lafayette College Board of Trustees, VICE CHAIRPERSON
                                                                       Atlantic Council of the U.S., DIRECTOR


----------------------
(1)  None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.


      Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is to oversee the Company's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Company also has a standing evaluation committee comprised of any one Board member of the Company. The function of the evaluation committee is to assist in valuing the Funds' investments. The audit committee met four times and the compensation committee met once during the fiscal year ended April 30, 2003. The evaluation and nominating committees had no meetings during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.


                                                                Aggregate
                                CitizensSelect  CitizensSelect  Holding of
                                Prime Money     Treasury        Funds in the
Name of Board Member            Market Fund     Money Market    Dreyfus Family
                                                Fund            of Funds
------------------------------  --------------  --------------  ----------------
Joseph S. DiMartino                 None        None            Over $100,000
Clifford L. Alexander, Jr.          None        None            Over $100,000
Lucy Wilson Benson                  None        None            Over $100,000


      As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Effective January 1, 2003, the Company has agreed to pay its Board members an annual retainer of $8,000 and a fee of $2,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended and reimburses them for their expenses (1) The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attendance fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal ended April 30, 2003, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2002, was as follows:

----------------------
(1) Prior to January 1, 2003, the Company paid its Board members its allocated portion of an annual retainer of $25,000 and a fee of $4,000 per meeting (with a minimum of $500 per meeting and per telephone meeting), attended for the Company and seven other funds (comprised of 24 portfolios) in the Dreyfus Family of Funds and reimbursed them for their expenses.




(PAGE)


                                                       Total Compensation
                                                      From the Company and
                             Aggregate Compensation   Fund Complex Paid to
  Name of Board Member          From the Company*       Board Member(**)
-----------------------      ----------------------   --------------------


Joseph S. DiMartino                  $9,932              $815,938  (191)
Clifford L. Alexander, Jr.           $7,946              $134,500  (70)
Lucy Wilson Benson                   $7,946              $130,500  (44)

----------------------
* The compensation payable to each Board member was paid by the Manager, not the Company. See "Management Arrangements."


** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member serves.


OFFICERS OF THE COMPANY


STEPHEN E. CANTER, PRESIDENT SINCE FEBRUARY 2002.  Chairman of the
      Board, Chief Executive Officer, and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.
      Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

J. CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE FEBRUARY 2002. Executive Vice President of Dreyfus Service Corporation (the "Distributor"), President of Dreyfus Institutional Services Division, a division of the Distributor, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE FEBRUARY 2002.  Executive Vice
      President, General Counsel and Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, SECRETARY SINCE FEBRUARY 2002.  Associate General
      Counsel of the Manager, and an officer of 24 investment companies (comprised of 84 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE FEBRUARY 2002.  Associate
      General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE FEBRUARY 2002.  Director--Mutual Fund
      Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.  Senior
      Accounting Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE FEBRUARY 2002.  Mutual
      Fund Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE
      September 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.


      The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.


      The Company's Board members and officers, as a group, owned less than 1% of each Fund's outstanding shares as of August 11, 2003.

      The following shareholders are known by the Company to own of record 5% or more of the indicated Fund's shares of beneficial interest outstanding on August 11, 2003:


       CITIZENSSELECT PRIME MONEY MARKET FUND

      Citizens Bank of New Hampshire                   61%   (Class A)
      Attention: Chris Gagliardi                       6.2%  (Class B)
      One Citizens Plaza                               22.4% (Class C)
      Treasury, Second Floor
      Providence, RI 02903-1344

      Citizens Investment Services Corp.               34%   (Class A)
      Sweet PA Citizens Bank                           57%   (Class B)
      Cash Management Operations
      Attention: Carole Strynar
      1 Citizens Drive, Mail Stop ROP 140
      Riverside, RI 02915-3019

      Chase Manhattan Bank Common                      32.4% (Class B)
      Custody Services Group                           78%   (Class C)
      Attention: Lilly Nickerson, Vice President       100%  (Class D)
      14201 Dallas Parkway
      Dallas, TX 75254-2916


       CITIZENSSELECT TREASURY MONEY MARKET FUND

      Citizens Bank of New Hampshire                   75%   (Class A)
      Attention: Chris Gagliardi                       37.1% (Class C)
      One Citizens Plaza
      Treasury, Second Floor
      Providence, RI 02903-1344

      Citizens Bank of Pennsylvania                    25%   (Class A)
      Attention: Chris Gagliardi                       6%    (Class B)
      One Citizens Plaza
      Treasury, Second Floor
      Providence, RI 02903-1344

      Chase Manhattan Bank Common                      92%   (Class B)
      Custody Services Group                           63%   (Class C)
      Attention: Lilly Nickerson, Vice President       93.2% (Class D)
      14201 Dallas Parkway
      Dallas, TX 75254-2916

      MBCIC                                             7%   (Class D)
      C/O Mellon Financial Corporation
      Attention: Michael Botsford
      4001 Kennett Pike
      Two Greenville Crossing, Suite 218
      Greenville, DE 19807-2029




                        MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended.

      The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement continues until April 16, 2004 and thereafter is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940
Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty on 60 days' notice by the Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940
Act).

      In approving the Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach to be applied to the Funds by the Manager; the investment management expertise of the Manager in respect of the Funds' investment strategies; the personnel, resources and experience of the Manager; the management fees payable to the Manager relative to those payable by mutual funds with similar investment objectives, strategies and restrictions; the Manager's expected costs of providing services under the Agreement; the relationship between the fees payable to the Manager under the Agreement and the Company's Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Company.


      The following persons are officers and/or directors of the
Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William
H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.


      The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities. The Funds' portfolio managers are Bernard Kiernan, Patricia A. Larkin, James O'Connor and Thomas Riordan. The Manager also maintains a research department with a professional staff of securities analysts who provide research services for the Funds and for other funds advised by the Manager.

      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Company and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay third parties in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Company are borne by the Manager, except management fees, Rule 12b-1 fees, administrative and omnibus account services fees, taxes, interest, brokerage fees and commissions, if any, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the Company and to the non-interested Board members, and any extraordinary expenses.

      As compensation for the Manager's services, the Company has agreed to pay the Manager a monthly fee at the annual rate of 0.10% of the value of each Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. The Manager has agreed to reduce its management fee in an amount equal to the accrued fees and expenses of the non-interested Board members, and the fees and expenses of independent counsel to the Company and to the non-interested Board members.


      For the period from May 1, 2002 (commencement of operations) through April 30, 2003 (fiscal year end), the management fee payable by each indicated Fund to the Manager, the amounts waived by the Manager and the net fee paid by the indicated Fund were as follows:


                            Management         Reduction
         Fund               Fee Payable        in Fee              Net Fee Paid
-----------------------     ------------       -------------       -------------

CitizensSelect Prime         $513,879            $80,774             $433,105
Money Market Fund

CitizensSelect               $192,201            $27,471             $164,730
Treasury Money Market
Fund



      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Funds' net assets increases.


      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company, which is renewable annually.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent will receive a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and will be reimbursed for certain out-of-pocket expenses. The Manager pays the Funds' transfer agency fees.

      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records.


                           HOW TO BUY SHARES

      Each Fund is sold exclusively to Citizens, and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. These omnibus accounts will be registered in nominee name for the benefit of the clients of Citizens or other approved institutions purchasing Fund shares. Citizens and other approved institutions will provide omnibus account services pursuant to an agreement with the Fund.
Such services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the Funds, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of Fund shares transactions, preparing shareholder statements, and such other related services as the Funds may reasonably request, other than those provided pursuant to the Funds' Administrative Services Plan. For these services, each Fund has agreed to pay Citizens and such other approved institutions a monthly fee at the annual rate of 0.10% of the value of the Fund's average daily net assets represented by Fund shares held by Citizens or such institutions, as the case may be.

      Each Fund offers four classes of shares - Class A, Class B, Class C and Class D. Individuals or entities for whom Citizens or other approved institutions purchase Fund shares should consult their Citizens representative to determine which class of shares is made available to them. Citizens or other approved institutions purchasing Fund shares on behalf of their clients may impose policies, limitations and fees which are different from those described in this Statement of Additional Information.

      The minimum initial investment for each class is $1 billion, unless the investor has invested at least $1 billion in the aggregate among any classes of shares of one Fund, in which case there would be no minimum initial investment amount for the other Fund, or the investor has, in the opinion of the Distributor, adequate intent and availability of funds to reach a future aggregate level of investment of $1 billion among any classes of shares of the Funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

      Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or by any agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.

      Each Fund's net asset value per share is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the Transfer Agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Net asset value per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

      As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the Fund's Custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

      As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the Fund's Custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

      Orders effected through an automated interface or trading system or other compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the Fund's Custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

      All times are Eastern time.

                           DISTRIBUTION PLAN

      Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class C and Class D shares pursuant to which the Fund pays the Distributor for distributing, advertising and marketing each such Class of shares at the annual rate of 0.25% of the value of the average daily net assets of Class C shares and 0.65% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class C and Class D shares.

      A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class C or Class D shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of a Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.


      For the period May 1, 2002 (commencement of operations) through April 30, 2003 (fiscal year end), the fees paid to the Distributor by each indicated Fund with respect to the Fund's Class C and Class D shares, the amounts waived to each Fund by Citizens pursuant to undertakings in effect, if any, and the net fee paid by the indicated Fund were as follows:

                             Total Amount
                             Payable Pursuant to
Fund and Class               Distribution Plan   Reduction in Fee  Net Fee Paid
--------------               ------------------- ----------------  ------------

CitizensSelect Prime Money
Market Fund
   -   Class C shares           $123,517             $32,110         $91,407
   -   Class D shares           $  5,130             $ 1,743         $ 3,387

Citizens Select Treasury Money
Market Fund
   -   Class C shares           $40,143              $11,455         $28,688
   -   Class D shares           $   917              $   287         $   630



                     ADMINISTRATIVE SERVICES PLAN

      The Company has adopted an Administrative Services Plan with respect to Class B, Class C and Class D shares of each Fund.
Pursuant to the Administrative Services Plan, each Fund pays Citizens or other approved institutions for the provision of certain services to the holders of such shares a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B, Class C and Class D shares. These services may include: providing beneficial owners with statements showing their positions in the Funds; mailing periodic reports, prospectuses and other Fund communications to shareholders; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gain distributions; reinvesting dividends and distributions; preparing and delivering to beneficial owners, and state and federal authorities, including the United States Internal Revenue Service and the Securities and Exchange Commission, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; and providing such other related services as the Funds may reasonably request.

      A quarterly report of the amounts expended under the Administrative Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Administrative Services Plan provides that material amendments must be approved by the Company's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreements entered into in connection with the Administrative Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Administrative Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Administrative Services Plan. As to each Fund and relevant Class of shares, the Administrative Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreements entered into in connection with the Administrative Services Plan.


      For the period May 1, 2002 (commencement of operations) through April 30, 2003 (fiscal year end), the administrative services fee payable to Citizens or other approved institutions by each indicated Fund with respect to its Class B, C and D shares, the amounts waived to each Fund by Citizens pursuant to undertakings in effect, if any, and the net fee paid by the indicated Fund were as follows:

                          Total Amount
                      Payable Pursuant to
                        Administrative
Fund                     Services Plan       Reduction in Fee   Net Fee Paid
----                  --------------------   ----------------   ------------

CitizensSelect Prime
Money Market Fund
- Class B                    $1,020,347          $67,053         $953,294
- Class C                    $  123,517          N/A             $123,517
- Class D                    $    1,973          N/A             $  1,973

CitizensSelect Treasury
Money Market Fund
- Class B                    $308,687            $18,408         $290,279
- Class C                    $ 40,143            N/A             $ 40,143
- Class D                    $    353            N/A             $    353



                         HOW TO REDEEM SHARES

      WIRE REDEMPTION PRIVILEGE. By using this privilege, the investor authorizes the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this privilege on the same business day if the Funds' Custodian or other authorized entity receives the redemption request in proper form by 5:00 p.m., Eastern time. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.


      REDEMPTION THROUGH COMPATIBLE AUTOMATED FACILITIES. Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call one of the telephone numbers listed on the cover of this Statement of Additional Information to determine whether their automated facilities are compatible and to receive instructions for redeeming shares in this manner.

      REDEMPTION COMMITMENT. The Company has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.


      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's investors.


                   DETERMINATION OF NET ASSET VALUE

      AMORTIZED COST PRICING. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The Company's Board has established, as a particular responsibility within the overall duty of care owed to each Fund's investors, procedures reasonably designed to stabilize each Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Company's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.
In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Company's Board.

      The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds 1/2%, the Company's Board will consider promptly what action, if any, will be initiated. In the event the Company's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

      NEW YORK STOCK EXCHANGE AND TRANSFER AGENT CLOSINGS. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are currently scheduled to be closed are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.


                         SHAREHOLDER SERVICES


      FUND EXCHANGES. Shares of one class of a Fund may be exchanged for shares of the same class of the other Fund. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the
Transfer Agent to be genuine.   Exchanges may be subject to
limitations as to the amount involved or the number of exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.


      No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.


      AUTO-EXCHANGE PRIVILEGE. The Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of one class of a Fund, shares of the same class of the other Fund if the investor is a shareholder in such other Fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.


      Fund Exchanges and the Auto-Exchange Privilege are available to investors resident in any state in which shares of the Fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      The Company reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

      Citizens and other approved institutions may not make these services available.


                  DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that each Fund has qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended April 30, 2003. Each Fund intends to continue to so qualify as a "regulated investment company" under the Code, if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.


      Each Fund usually declares dividends from its net investment income every day the New York Stock Exchange, or, in the case of CitizensSelect Prime Money Market Fund, the Transfer Agent, is open for regular business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month, and automatically are reinvested in additional shares of the Fund at net asset value or, at the investor's option, paid in cash. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled are paid along with the proceeds of the redemption.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.


                        PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions will be paid by the Funds for such purchases. Purchases from underwriters of portfolio securities may include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may reflect the spread between the bid and asked price.


      Transactions are allocated to various dealers by the Funds' portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Funds or other funds advised by the Manager or its affiliates.


      Research services furnished by brokers through which the Funds will effect securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Funds. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.



                           YIELD INFORMATION

      For the seven-day period ended April 30, 2003, the yield and effective yield for Class A, Class B, Class C and Class D shares of each Fund were as follows:


Name of Fund and Class                 Yield                 Effective Yield
----------------------                 -----                 ---------------

CitizensSelect Prime Money
Market Fund
-  Class A                            1.09%                    1.09%
-  Class B                            0.83%                    0.83%
-  Class C                            0.57%                    0.57%
-  Class D                            0.48% / 0.18%*           0.48% / 0.18%*
CitizensSelect Treasury Money
Market Fund
-  Class A                            0.98%                    0.98%
-  Class B                            0.73%                    0.73%
-  Class C                            0.48%                    0.48%
-  Class D                            0.38% / 0.08%*           0.38% / 0.08%*

------------------
* Net of reimbursed expenses.


      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to the shareholder's account, in proportion to the length of the base period and the fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Yield figures take into account any applicable distribution and service fees.

      Yields will fluctuate and are not necessarily representative of future results. Each investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which each Fund's price per share is determined.

      Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), iMoneyNet, Inc.'s Money Fund Report(TM), Morningstar, Inc. and other industry publications.


              INFORMATION ABOUT THE COMPANY AND THE FUNDS

      Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held liable for the obligations of that Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Company or its Board members. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. Thus, a shareholder of one Fund is not deemed to be a shareholder of the other Fund. For certain matters shareholders vote together as a group; as to others they vote separately by Fund.

      To date, the Board has authorized the creation of two series of shares. All consideration received by the Company for shares of a Fund, and all assets in which such consideration is invested, will belong to that Fund (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a Fund will be treated separately from those of the other Fund. The Company has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect any interest of such Fund. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Each Fund will send annual and semi-annual financial statements to all its shareholders.

                   COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Company.

(PAGE)


                               APPENDIX

      Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc.
("Moody's"), Fitch Ratings ("Fitch") and Thomson BankWatch, Inc.
("BankWatch"):

COMMERCIAL PAPER RATINGS AND SHORT-TERM RATINGS

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

      Bond Ratings and Long-Term Ratings

      Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

      Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

      Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable and suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks long- and short-term ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through
E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.






                             CITIZENSSELECT FUNDS

                          PART C. OTHER INFORMATION
                       _______________________________

Item 23.     Exhibit

   (a) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (b) Registrant's By-Laws are incorporated by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (d) Management Agreement is incorporated by reference to Exhibit (d) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (e)(1)    Distribution Agreement is incorporated by reference to Exhibit
             (e)(1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (e)(2)    Broker-Dealer Agreement is incorporated by reference to Exhibit
             (e)(2) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (e)(3) Bank-Affiliated Broker-Dealer Agreement is incorporated by reference to Exhibit (e)(3) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (g)(1) Custody Agreement is incorporated by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (g)(2) Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(2) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (h)(1) Administrative Services Plan is incorporated by reference to Exhibit (h)(1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (h)(2) Administrative Services Agreement is incorporated by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (h)(3)    Omnibus Services Agreement is incorporated by reference to Exhibit
             (h)(3) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on April 30, 2002.

   (j)       Consent of Independent Auditors.

   (m) Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (n) Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

   (p) Code of Ethics adopted by the Registrant and Registrant's adviser and distributor is incorporated by reference to Exhibit (p) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on April 30, 2002.

             Other Exhibits

                    (a) Powers of Attorney of the Board Members and officers is incorporated by reference to Other Exhibits (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

                    (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.


Item 24.     Persons Controlled by or under Common Control with Registrant.

             Not Applicable

Item 25.     Indemnification


             The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 23(b) of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

             Reference is also made to the Distribution Agreement incorporated by reference as Exhibit (e)(1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.


Item 26.     Business and Other Connections of Investment Adviser.

             The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER



Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Standish Mellon Asset Management      Board Manager                 7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - 7/03
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   TBCAM Holdings, LLC*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.++  Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 1/97 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   TBC General Partner, LLC*             President                     7/03 - Present

                                   Standish Mellon Asset Management      Board Member                  7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*     Director                      12/00 - Present

                                   Franklin Portfolio Associates,        Director                      4/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                  Director                      1/98 - Present

                                   Fixed Income (MA) Trust*              Trustee                       6/03 - Present

                                   Fixed Income (DE) Trust*              Trustee                       6/03 - Present

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - 7/03

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - 7/03
                                                                         Chairman                      1/98 - 7/03

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++


*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.




Item 27.     Principal Underwriters


      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)    Dreyfus A Bonds Plus, Inc.
2)    Dreyfus Appreciation Fund, Inc.
3)    Dreyfus Balanced Fund, Inc.
4)    Dreyfus BASIC Money Market Fund, Inc.
5)    Dreyfus BASIC Municipal Fund, Inc.
6)    Dreyfus BASIC U.S. Mortgage Securities Fund
7)    Dreyfus BASIC U.S. Government Money Market Fund
8)    Dreyfus Bond Funds, Inc.
9)    Dreyfus California Intermediate Municipal Bond Fund
10)   Dreyfus California Tax Exempt Bond Fund, Inc.
11)   Dreyfus California Tax Exempt Money Market Fund
12)   Dreyfus Cash Management
13)   Dreyfus Cash Management Plus, Inc.
14)   Dreyfus Connecticut Intermediate Municipal Bond Fund
15)   Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)   Dreyfus Fixed Income Securities
17)   Dreyfus Florida Intermediate Municipal Bond Fund
18)   Dreyfus Florida Municipal Money Market Fund
19)   Dreyfus Founders Funds, Inc.
20)   The Dreyfus Fund Incorporated
21)   Dreyfus GNMA Fund, Inc.
22)   Dreyfus Government Cash Management Funds
23)   Dreyfus Growth and Income Fund, Inc.
24)   Dreyfus Growth and Value Funds, Inc.
25)   Dreyfus Growth Opportunity Fund, Inc.
26)   Dreyfus Index Funds, Inc.
27)   Dreyfus Institutional Cash Advantage Funds
28)   Dreyfus Institutional Money Market Fund
29)   Dreyfus Institutional Preferred Money Market Funds
30)   Dreyfus Insured Municipal Bond Fund, Inc.
31)   Dreyfus Intermediate Municipal Bond Fund, Inc.
32)   Dreyfus International Funds, Inc.
33)   Dreyfus Investment Grade Bond Funds, Inc.
34)   Dreyfus Investment Portfolios
35)   The Dreyfus/Laurel Funds, Inc.
36)   The Dreyfus/Laurel Funds Trust
37)   The Dreyfus/Laurel Tax-Free Municipal Funds
38)   Dreyfus LifeTime Portfolios, Inc.
39)   Dreyfus Liquid Assets, Inc.
40)   Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)   Dreyfus Massachusetts Municipal Money Market Fund
42)   Dreyfus Massachusetts Tax Exempt Bond Fund
43)   Dreyfus MidCap Index Fund, Inc.
44)   Dreyfus Money Market Instruments, Inc.
45)   Dreyfus Municipal Bond Fund, Inc.
46)   Dreyfus Municipal Cash Management Plus
47)   Dreyfus Municipal Money Market Fund, Inc.
48)   Dreyfus New Jersey Intermediate Municipal Bond Fund
49)   Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)   Dreyfus New York Municipal Cash Management
51)   Dreyfus New York Tax Exempt Bond Fund, Inc.
52)   Dreyfus New York Tax Exempt Intermediate Bond Fund
53)   Dreyfus New York Tax Exempt Money Market Fund
54)   Dreyfus U.S. Treasury Intermediate Term Fund
55)   Dreyfus U.S. Treasury Long Term Fund
56)   Dreyfus 100% U.S. Treasury Money Market Fund
57)   Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)   Dreyfus Pennsylvania Municipal Money Market Fund
59)   Dreyfus Premier California Municipal Bond Fund
60)   Dreyfus Premier Equity Funds, Inc.
61)   Dreyfus Premier Fixed Income Funds
62)   Dreyfus Premier International Funds, Inc.
63)   Dreyfus Premier GNMA Fund
64)   Dreyfus Premier Opportunity Funds
65)   Dreyfus Premier Worldwide Growth Fund, Inc.
66)   Dreyfus Premier Municipal Bond Fund
67)   Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
68)   Dreyfus Premier New Leaders Fund, Inc.
69)   Dreyfus Premier New York Municipal Bond Fund
70)   Dreyfus Premier State Municipal Bond Fund
71)   Dreyfus Premier Stock Funds
72)   Dreyfus Premier Value Equity Funds
73)   Dreyfus Short-Intermediate Government Fund
74)   Dreyfus Short-Intermediate Municipal Bond Fund
75)   The Dreyfus Socially Responsible Growth Fund, Inc.
76)   Dreyfus Stock Index Fund, Inc.
77)   Dreyfus Tax Exempt Cash Management
78)   The Dreyfus Premier Third Century Fund, Inc.
79)   Dreyfus Treasury Cash Management
80)   Dreyfus Treasury Prime Cash Management
81)   Dreyfus Variable Investment Fund
82)   Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)   General California Municipal Bond Fund, Inc.
84)   General California Municipal Money Market Fund
85)   General Government Securities Money Market Funds, Inc.
86)   General Money Market Fund, Inc.
87)   General Municipal Bond Fund, Inc.
88)   General Municipal Money Market Funds, Inc.
89)   General New York Municipal Bond Fund, Inc.
90)   General New York Municipal Money Market Fund
91)   Mellon Funds Trust






Name and principal       Positions and Offices    Positions and Offices
business address         with the Distributor     with Registrant
-----------------        ---------------------    -----------------------

Michael Millard*         Chief Executive                  None
                         Officer and Chairman
                         of the Board
J. David Officer*        President and Director           None
J. Charles Cardona*      Executive Vice                 Executive Vice
                         President and Director         President
Anthony DeVivio**        Executive Vice                   None
                         President and Director
James Neiland*           Executive Vice                   None
                         President
Irene Papadoulis**       Director                         None
Laura Mulhall**          Executive Vice                   None
                         President
Prasanna Dhore*          Executive Vice                   None
                         President
Noreen Ross*             Executive Vice                   None
                         President
Matthew R. Schiffman     Executive Vice                   None
                         President
William H. Maresca*      Chief Financial                  None
                         Officer and Director
Ken Bradle**             Senior Vice President            None
Stephen R. Byers*        Senior Vice President            None
Lawrence S. Kash*        Senior Vice President            None
Walter Kress*            Senior Vice President            None
Matthew Perrone**        Senior Vice President            None
Bradley J. Skapyak       Senior Vice President            None
Bret Young*              Senior Vice President            None
Jane Knight*             Chief Legal Officer              None
                         and Secretary
Stephen Storen*          Chief Compliance                 None
                         Officer
John Geli**              Vice President                   None
Maria Georgopoulos*      Vice President -                 None
                         Facilities
                         Management
William Germenis*        Vice President -                 None
                         Compliance
Tracy Hopkins*           Vice President                   None
Hal Marshall*            Vice President -                 None
                         Compliance
Mary Merkle*             Vice President -                 None
                         Compliance
Paul Molloy*             Vice President                   None
James Muir*              Vice President -                 None
                         Compliance
B.J. Ralston**           Vice President                   None
Theodore A. Schachar*    Vice President - Tax             None
William Schalda*         Vice President                   None
James Windels*           Vice President                 Treasurer
James Bitetto*           Assistant Secretary              None
Ronald Jamison*          Assistant Secretary              None

___________________
*     Principal business address is 200 Park Avenue, New York, NY 10166.
** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.



Item 28.  Location of Accounts and Records

1.        The Bank of New York
          100 Church Street
          New York, New York 10286

2.        Dreyfus Transfer, Inc.
          200 Park Avenue
          New York, New York 10166

3.        The Dreyfus Corporation
          200 Park Avenue
          New York, New York  10166



Item 29.  Management Services.

          Not Applicable

Item      Undertakings.
30.

          None





                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 18th day of August, 2003.



                        CITIZENSSELECT FUNDS

                        BY:   /s/Stephen E. Canter*
                              Stephen E. Canter, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                        Title                            Date
---------------------             ----------------------           --------


/s/Stephen E. Canter*             President (Principal             08/18/03
---------------------             Executive Officer)
Stephen E. Canter


/s/James Windels*                 Treasurer                        08/18/03
---------------------             (Principal Financial
James Windels                     and Accounting Officer)


/s/Joseph S. DiMartino*           Chairman of the Board            08/18/03
---------------------
Joseph S. DiMartino


/s/Lucy Wilson Benson*            Board Member                     08/18/03
---------------------
Lucy Wilson Benson


/s/Clifford L. Alexander, Jr.*    Board Member                     08/18/03
---------------------
Clifford L. Alexander, Jr.



*By:  /s/Jeff Prusnofsky
      Jeff Prusnofsky
      Attorney-in-Fact